SUBSEQUENT EVENTS - (Details) - Subsequent Events [Member]	Jan. 28, 2022 USD ($)
Sponsor
Subsequent Event [Line Items]
Borrowed aggregate principal amount	$ 75,000
2022 Promissory Note
Subsequent Event [Line Items]
Borrowed aggregate principal amount	400,000
Promissory Note - Related Party | 2022 Promissory Note
Subsequent Event [Line Items]
Borrowed aggregate principal amount	$ 400,000